Long-term Debt - Borrowers (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total	$ 467,163	$ 421,902
Less: Current portion	(26,398)	(38,612)
Long-term portion	440,765	383,290
(a) Serifos, Kithnos, Santorini, Paros, Naxos
Debt Instrument [Line Items]
Long-term debt	17,780	20,140
(b) Milos, Amorgos, Kimolos, Syros, Mykonos
Debt Instrument [Line Items]
Long-term debt	11,420	14,220
(c) Eton, Benmore and Ingram
Debt Instrument [Line Items]
Long-term debt	16,043	17,531
(d) Tasman and Santon
Debt Instrument [Line Items]
Long-term debt	9,929	11,153
(e) Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira
Debt Instrument [Line Items]
Long-term debt	42,518	45,946
(f) Andros, Dilos, Ios, Sifnos, Tinos
Debt Instrument [Line Items]
Long-term debt	21,128	25,401
(g) Kassos, Tilos, Halki, Symi
Debt Instrument [Line Items]
Long-term debt	23,627	25,591
(h) Aegean III, VIII
Debt Instrument [Line Items]
Long-term debt	341	1,706
(i) Aegean Barges
Debt Instrument [Line Items]
Long-term debt	977	1,393
(l) Corporate credit facility dated 03/11/2013
Debt Instrument [Line Items]
Long-term debt	0	59,000
(m) Senior convertible notes 2013
Debt Instrument [Line Items]
Long-term debt	77,911	75,411
(n) Senior convertible notes 2015
Debt Instrument [Line Items]
Long-term debt	42,658	0
(j) Seatra
Debt Instrument [Line Items]
Long-term debt	4,233	5,178
(k) Overdraft facility under senior secured credit facility dated 03/21/2014
Debt Instrument [Line Items]
Long-term debt	3,786	4,232
(o) Trade credit facility dated 9/16/2015
Debt Instrument [Line Items]
Long-term debt	75,000	115,000
(p) Term loan facility agreement dated 10/7/2015
Debt Instrument [Line Items]
Long-term debt	$ 119,812	$ 0